13. Subsequent Events	12 Months Ended
Dec. 31, 2015
Notes
13. Subsequent Events

13. SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events up to April 12, 2016, the date the financial statements were issued, pursuant to the requirements of ASC 855 and has determined the following material subsequent events:

On February 2, 2016, Biotricity Inc., a corporation incorporated under the laws of the State of Nevada (the “Parent” and “Biotricity”), 1061806 BC LTD., a wholly owned subsidiary of Biotricity, and a corporation incorporated under the laws of the Province of British Columbia  (“Callco”), 1062024 BC LTD., a subsidiary of Callco and a corporation incorporated under the laws of the Province of British Columbia (“Exchangeco”), iMedical Innovations Inc., a corporation incorporated under the laws of the Province of Ontario (“iMedical”) and the Shareholders of  iMedical entered into an Exchange Agreement in connection with the closing of the Acquisition Transaction as detailed below:

•         Biotricity’ s sole existing director resigned and a new director who is the sole director of iMedical was appointed to fill the vacancy;

•         Biotricity’ s sole Chief Executive Officer and sole officer, who beneficially owned 6,500,000 shares of outstanding common stock, resigned from all positions and transferred all of his shares back for cancellation;

•         The existing management of iMedical were appointed as executive officers; and

•         The existing shareholders of iMedical entered into a transaction whereby their existing common shares of iMedical were exchanged for either (a) a new class of shares that are exchangeable for shares of Biotricity’s common stock, or (b) shares of Biotricity’s common stock, which (assuming exchange of all such exchangeable shares) would equal in the aggregate a number of shares of Biotricity’s common stock that constitute 90% of Biotricity’s issued and outstanding shares.

In addition, effective on the closing date of the acquisition transaction:

•         Biotricity issued approximately 1.197 shares of its common stock in exchange for each common share of iMedical held by iMedical shareholders who in general terms, are not residents of Canada (for the purposes of the Income Tax Act (Canada);

•         Shareholders of iMedical who in general terms, are Canadian residents (for the purposes of the Income Tax Act (Canada)) received approximately 1.197 Exchangeable Shares in the capital of Exchangeco in exchange for each common share of iMedical held;

•         Each outstanding option to purchase common shares in iMedical (whether vested or unvested) was exchanged, without any further action or consideration on the part of the holder of such option, for approximately 1.197 economically equivalent replacement options with an inverse adjustment to the exercise price of the replacement option to reflect the exchange ratio of approximately 1.197:1;

•         Each outstanding warrant  to purchase common shares in iMedical was adjusted, in accordance with the terms thereof, such that it entitles the holder to receive approximately 1.197 shares of the common stock of Biotricity for each Warrant, with an inverse adjustment to the exercise price of the Warrants to reflect the exchange ratio of approximately 1.197:1

•         Each outstanding advisor warrant to purchase common shares in iMedical was adjusted, in accordance with the terms thereof, such that it entitles the holder to receive approximately 1.197 shares of the common stock of Biotricity for each Advisor Warrant, with an inverse adjustment to the exercise price of the Advisor Warrants to reflect the exchange ratio of approximately 1.197:1; and

•         The outstanding 11% secured convertible promissory notes of iMedical were adjusted, in accordance with the adjustment provisions thereof, as and from closing, so as to permit the holders to convert (and in some circumstances permit the Company to force the conversion of) the Convertible Debentures into shares of the common stock of Biotricity at a 25% discount to purchase price per share in Biotricity’s our next offering.

As a result, Biotricity’s management have determined to treat the acquisition as a reverse merger and recapitalization for accounting purposes, with iMedical as the acquirer for accounting purposes.